MINERAL PROPERTY INVESTMENTS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Mineral Property Investments
Mineral property investments, beginning	$ 4,417	$ 4,417
Fair value gain	981
Mineral property investments, ending	$ 5,398	$ 4,417